PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2022	2021
Cost:

Buildings and land	$83,436	$82,898
Computers, software and electronic equipment	59,047	49,822
Network equipment	35,749	31,604
Office furniture and equipment	3,911	3,573
Vehicles	266	235
Leasehold improvements	2,525	2,405

	184,934	170,537
Accumulated depreciation	108,356	98,146

Depreciated cost	$76,578	$72,391